COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Statement [Line Items]
Reimbursement rights	$ 11,034		$ 0
Fines and sanctions which may be levied by OSINERGMIN [Member]
Statement [Line Items]
Reimbursement rights	1,380
Fines and sanctions to be levied by OEFA [Member]
Statement [Line Items]
Reimbursement rights	127
Certain civil lawsuits filed by individuals and former suppliers [Member]
Statement [Line Items]
Reimbursement rights	623
Claims, fines and sanctions [Member]
Statement [Line Items]
Reimbursement rights	2,130		$ 0
Nyrstar N. V. [Member]
Statement [Line Items]
Contingent consideration arrangements and indemnification assets recognised as of acquisition date		$ 0
Nyrstar N. V. [Member] | Top of range [Member]
Statement [Line Items]
Outstanding fines or sanctions settled	4,000	$ 4,000
Great Panther Coricancha S.A. [Member]
Statement [Line Items]
Contingent consideration arrangements and indemnification assets recognised as of acquisition date	$ 800